NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IT Services on Company Server	$ 0	$ 0
Advertising	5,100	0
Click Based and Impressions Ads	456	52,743
Domain Registrations	0	10
Publishing and Distribution	2,392	1,040
Total sales	7,948	53,793
Related Party [Member]
IT Services on Company Server	0	0
Advertising	5,100	0
Click Based and Impressions Ads	0	50,000
Domain Registrations	0	0
Publishing and Distribution	0	0
Total sales	5,100	50,000
Third Party [Member]
IT Services on Company Server	0	0
Advertising	0	0
Click Based and Impressions Ads	456	2,743
Domain Registrations	0	10
Publishing and Distribution	2,392	1,040
Total sales	$ 2,848	$ 3,793